Derivative Financial Instruments (Details 10) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	$ 981	$ 149	$ (465)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net Derivative Gain (Losses) [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	5,636	139	(6,757)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net Investment Gains (Losses) [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	(40)	11	(158)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Policyholder Benefit and Claim [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	(87)	(275)	(376)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Other Revenues [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	236	89	(165)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Other Expenses [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	(4)	(3)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate swaps [Member] | Net Derivative Gain (Losses) [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	2,544	622	(1,700)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate swaps [Member] | Net Investment Gains (Losses) [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	(2)	4	(5)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate swaps [Member] | Policyholder Benefit and Claim [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	39	(13)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate swaps [Member] | Other Revenues [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	367	172	(161)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate swaps [Member] | Other Expenses [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate floors [Member] | Net Derivative Gain (Losses) [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	517	144	(907)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate floors [Member] | Net Investment Gains (Losses) [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate floors [Member] | Policyholder Benefit and Claim [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate floors [Member] | Other Revenues [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate floors [Member] | Other Expenses [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate caps [Member] | Net Derivative Gain (Losses) [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	(228)	(185)	33
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate caps [Member] | Net Investment Gains (Losses) [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate caps [Member] | Policyholder Benefit and Claim [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate caps [Member] | Other Revenues [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate caps [Member] | Other Expenses [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate futures [Member] | Net Derivative Gain (Losses) [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	100	77	(366)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate futures [Member] | Net Investment Gains (Losses) [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	1	(4)	2
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate futures [Member] | Policyholder Benefit and Claim [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate futures [Member] | Other Revenues [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	(11)	(3)	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate futures [Member] | Other Expenses [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Equity futures [Member] | Net Derivative Gain (Losses) [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	(3)	(58)	(681)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Equity futures [Member] | Net Investment Gains (Losses) [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	(6)	(25)	(38)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Equity futures [Member] | Policyholder Benefit and Claim [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	(99)	(314)	(363)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Equity futures [Member] | Other Revenues [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Equity futures [Member] | Other Expenses [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Foreign currency swaps [Member] | Net Derivative Gain (Losses) [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	70	52	(405)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Foreign currency swaps [Member] | Net Investment Gains (Losses) [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Foreign currency swaps [Member] | Policyholder Benefit and Claim [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Foreign currency swaps [Member] | Other Revenues [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Foreign currency swaps [Member] | Other Expenses [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Foreign currency forwards [Member] | Net Derivative Gain (Losses) [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	310	250	(102)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Foreign currency forwards [Member] | Net Investment Gains (Losses) [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	(9)	55	(24)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Foreign currency forwards [Member] | Policyholder Benefit and Claim [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Foreign currency forwards [Member] | Other Revenues [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Foreign currency forwards [Member] | Other Expenses [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Currency futures [Member] | Net Derivative Gain (Losses) [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	32	(23)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Currency futures [Member] | Net Investment Gains (Losses) [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Currency futures [Member] | Policyholder Benefit and Claim [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Currency futures [Member] | Other Revenues [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Currency futures [Member] | Other Expenses [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Currency options [Member] | Net Derivative Gain (Losses) [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	(69)	(83)	(36)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Currency options [Member] | Net Investment Gains (Losses) [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	(1)	(1)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Currency options [Member] | Policyholder Benefit and Claim [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Currency options [Member] | Other Revenues [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Currency options [Member] | Other Expenses [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	(4)	(3)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Equity Options [Member] | Net Derivative Gain (Losses) [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	941	(683)	(1,713)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Equity Options [Member] | Net Investment Gains (Losses) [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	(26)	(16)	(68)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Equity Options [Member] | Policyholder Benefit and Claim [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	5	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Equity Options [Member] | Other Revenues [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Equity Options [Member] | Other Expenses [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate options [Member] | Net Derivative Gain (Losses) [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	1,021	25	(379)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate options [Member] | Net Investment Gains (Losses) [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate options [Member] | Policyholder Benefit and Claim [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate options [Member] | Other Revenues [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	24	(6)	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate options [Member] | Other Expenses [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate forwards [Member] | Net Derivative Gain (Losses) [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	(14)	8	(7)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate forwards [Member] | Net Investment Gains (Losses) [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate forwards [Member] | Policyholder Benefit and Claim [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate forwards [Member] | Other Revenues [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	(144)	(74)	(4)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate forwards [Member] | Other Expenses [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Variance swaps [Member] | Net Derivative Gain (Losses) [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	244	(55)	(276)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Variance swaps [Member] | Net Investment Gains (Losses) [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	(3)	0	(13)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Variance swaps [Member] | Policyholder Benefit and Claim [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	7	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Variance swaps [Member] | Other Revenues [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Variance swaps [Member] | Other Expenses [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Swap spreadlocks [Member] | Net Derivative Gain (Losses) [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives			(38)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Swap spreadlocks [Member] | Net Investment Gains (Losses) [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives			0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Swap spreadlocks [Member] | Policyholder Benefit and Claim [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives			0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Swap spreadlocks [Member] | Other Revenues [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives			0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Swap spreadlocks [Member] | Other Expenses [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives			0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Credit default swaps [Member] | Net Derivative Gain (Losses) [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	175	34	(243)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Credit default swaps [Member] | Net Investment Gains (Losses) [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	5	(2)	(11)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Credit default swaps [Member] | Policyholder Benefit and Claim [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Credit default swaps [Member] | Other Revenues [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Credit default swaps [Member] | Other Expenses [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Total rate of return swaps [Member] | Net Derivative Gain (Losses) [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	(4)	14	63
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Total rate of return swaps [Member] | Net Investment Gains (Losses) [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Total rate of return swaps [Member] | Policyholder Benefit and Claim [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Total rate of return swaps [Member] | Other Revenues [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Total rate of return swaps [Member] | Other Expenses [Member]
Gains/(losses) for derivatives not Designated as hedging instrument
Net Derivatives Gains (Losses) Recognized for Derivatives	$ 0	$ 0	$ 0